Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Earnings Per Equity Share

	Year ended March 31,
	2021		2022		2023
Profit attributable to equity holders of the Company	₹	107,946	₹	122,191	₹	113,500
Weighted average number of equity shares outstanding		5,649,265,885		5,466,705,840		5,477,466,573
Basic earnings per share	₹	19.11	₹	22.35	₹	20.73

	Year ended March 31,
	2021		2022		2023
Profit attributable to equity holders of the Company	₹	107,946	₹	122,191	₹	113,500
Weighted average number of equity shares outstanding		5,649,265,885		5,466,705,840		5,477,466,573
Effect of dilutive equivalent share options		12,391,937		15,377,598		11,524,602
Weighted average number of equity shares for diluted earnings per share		5,661,657,822		5,482,083,438		5,488,991,175
Diluted earnings per share	₹	19.07	₹	22.29	₹	20.68